Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Paid, Net [Abstract]
Current income tax expense	$ 7,123	$ 58,673	$ 47,911
Deferred income tax expense	418	292	149
Total income tax expenses	$ 7,541	$ 58,965	$ 48,060